Net finance expense/(income) (Tables)	12 Months Ended
Dec. 31, 2024
Net finance expense/(income)
Schedule of net finance expense/ (income)

	Year ended December 31,
	2024	2023	2022
	$’m	$’m	$’m
Senior Facilities interest expense*	140	132	113
Net pension interest cost (note 21)	5	5	3
Lease interest cost	25	24	12
Foreign currency translation losses	—	6	3
(Gains)/losses on derivative financial instruments	(5)	2	—
Other net finance expense	40	36	7
Net finance expense before exceptional items	205	205	138
Exceptional finance income (note 5)	(13)	(58)	(218)
Net finance expense/(income)	192	147	(80)

*Includes interest related to Senior Secured Green Notes, Senior Green Notes and Senior Secured Term Loan.